Fair Value Measurements and Valuation Processes (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Abstract]
Summary of Assets and Liabilities Measured at Fair Value

Level 2 assets and liabilities are shown below.

	30.6.2018	30.6.2017	31.12.2017
	Level 2 £m	Level 2 £m	Level 2 £m
Assets at fair value
Derivatives relating to
– interest rate swaps	141	209	166
– cross-currency swaps	436	528	450
– forward foreign currency contracts	155	151	202
Assets at fair value	732	888	818
Liabilities at fair value
Derivatives relating to
– interest rate swaps	82	212	91
– cross-currency swaps	16	132	-
– forward foreign currency contracts	198	209	143
Liabilities at fair value	296	553	234